Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the notes thereto.

On an ongoing basis, Management evaluates its estimates related to, but not limited to, the useful lives of property and equipment, the recoverability of long-lived assets, pre-clinical and clinical trial accruals, the measurement of the Series D 2X Liquidation Preference, assumptions used in estimating the fair value of stock-based compensation expense and other contingencies. The Company’s assumptions regarding the measurement of the Series D 2X Liquidation Preference and stock-based compensation are more fully described in Note 5 — Fair Value of Financial Instruments and Note 10 — Equity Incentive Plan, respectively. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances and adjusts when facts and circumstances dictate. The estimates are the basis for making judgments about the carrying values of assets and liabilities and recorded expenses that are not readily apparent from other sources. As future events and their effects cannot be determined with precision, actual results may materially differ from those estimates or assumptions.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and restricted cash. Deposits in the Company’s checking and time deposit accounts are maintained in federally insured financial institutions in excess of federally insured limits. The Company invests in funds through a major U.S. bank and is exposed to credit risk in the event of default to the extent of amounts recorded on the consolidated balance sheets.

The Company has not experienced any losses in such accounts and believes it is not exposed to significant concentrations of credit risk on its cash and restricted cash balances due to the financial position of the depository institutions in which these deposits are held.

Cash and Restricted Cash

Cash and Restricted Cash

As of December 31, 2017 and 2016 cash consists of readily available cash in checking accounts. Restricted cash consists of cash held in monthly time deposit accounts, which are collateral for the Company’s credit card and facility lease.

The following table provides a reconciliation of cash and restricted cash, reported within the consolidated statements of cash flows as of December 31, (in thousands):

	2017	2016
Cash	$1,211	$10,937
Restricted cash	490	550

Total cash and restricted cash presented in the consolidated statements of cash flows	$1,701	$11,487

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, that are required to be recorded at fair value, the Company considers the principal or most advantageous market in which to transact and the market-based risk. The Company applies fair value accounting for all assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis.

The valuation of assets and liabilities are subject to fair value measurements using a three-tiered approach and fair value measurement is classified and disclosed by the Company in one of the following three categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2:	Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).

The carrying amounts reported in the consolidated balance sheets for cash, restricted cash, accounts payable, accrued expenses and accrued compensation approximate their fair values due to their short-term nature. As of December 31, 2017 and 2016, based on the borrowing rate currently available to the Company for loans with similar terms, which is considered a Level 2 input, the Company believes the fair value of the Flex Note approximates its carrying value. See Note 3 — Discontinued Operations for a description of the Flex Note received as consideration for the sale of the Softcup line of business.

Property and Equipment

Property and Equipment

Property and equipment generally consist of research equipment, computer equipment and software and office furniture, and are recorded at cost and depreciated over the estimated useful lives of the assets (generally three to five years) using the straight-line method. Leasehold improvements are stated at cost and are amortized on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful lives of the assets. Repairs and maintenance costs are charged to expense as incurred and improvements and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheets and any resulting gain or loss is reflected in the consolidated statements of operations in the period realized.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews property and equipment for impairment on an annual basis and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An impairment loss would be recognized when estimated future undiscounted cash flows relating to the asset or asset group are less than its carrying amount. An impairment loss is measured as the amount by which the carrying amount of an asset or asset group exceeds its fair value. While the Company’s current and historical operating losses and negative cash flows are possible indicators of impairment, management believes that future cash flows to be generated by these assets support the carrying value of its long-lived assets and, accordingly, did not recognize any impairment losses during the years ended December 31, 2017 and 2016.

Clinical Trial Accruals

Clinical Trial Accruals

As part of the process of preparing the Company’s financial statements, the Company is required to estimate expenses resulting from its obligations under contracts with vendors, clinical research organizations (CROs) and consultants and under clinical site agreements relating to conducting its clinical trials. The financial terms of these contracts vary and may result in payment flows that do not match the periods over which materials or services are provided under such contracts.

The Company’s objective is to reflect the appropriate clinical trial expenses in its financial statements by recording those expenses in the period in which services are performed and efforts are expended. The Company accounts for these expenses according to the progress of the clinical trial as measured by patient progression and the timing of various aspects of the trial. Management determines accrual estimates through financial models and discussions with applicable personnel and outside service providers as to the progress of clinical trials.

During a clinical trial, the Company adjusts the clinical expense recognition if actual results differ from its estimates. The Company makes estimates of accrued expenses as of each balance sheet date based on the facts and circumstances known at that time. The Company’s clinical trial accruals are partially dependent upon accurate reporting by CROs and other third-party vendors. Although the Company does not expect its estimates to differ materially from actual amounts incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low for any period. For the years ended December 31, 2017 and 2016 there were no material adjustments to the Company’s prior period estimates of accrued expenses for clinical trials.

Series D 2X Liquidation Preference

Series D 2X Liquidation Preference

In July 2016, the Company entered into a Series D redeemable convertible preferred stock (Series D) purchase agreement (Series D SPA), as amended, with Woodford Investment Management LLP (WIM), one of the Company’s existing investors. The terms of the Series D financing are described under the Series D Redeemable Convertible Preferred Stock discussion in Note 8 — Convertible Preferred Stock. Under the terms of the Series D SPA, in a liquidation transaction the Company’s Series D redeemable convertible preferred stock participates, prior and in preference to the other series of convertible preferred stock and common stock, at a rate of two times its initial investment, plus accrued and unpaid dividends (the Series D 2X Liquidation Preference). The Company determined the Series D 2X Liquidation Preference represented an embedded derivative, which required bifurcation and separate liability accounting and was initially recorded at fair value. The Company’s accounting for the Series D 2X Liquidation Preference is described in Note 5 — Fair Value of Financial Instruments. Changes in the fair value of the Series D 2X Liquidation Preference are recognized as increases in or decreases to the change in fair value of Series D 2X Liquidation Preference, a component of other income (expense) in the consolidated statements of operations.

The Series D 2X Liquidation Preference will be marked-to-market until the earlier of (i) the automatic conversion into either preferred stock or common stock in a financing in which gross proceeds to the Company are greater than or equal to $45.0 million, (ii) the optional conversion into either preferred stock or common stock in a financing in which gross proceeds to the Company are less than $45.0 million, (iii) its redemption or (iv) upon a change in control event. Upon the occurrence of one of these events, the final change in fair value of the Series D 2X Liquidation Preference will be recognized within change in fair value of Series D 2X Liquidation Preference in the consolidated statements of operations and the Series D 2X Liquidation Preference liability will be reclassified to additional paid-in capital in the consolidated balance sheets.

The Company’s Merger (see Note 14 – Subsequent Events for details of the Merger with Neothetics, Inc.), which is considered a liquidation event, will result in the Series D 2X Liquidation Preference being marked-to-market as of the closing date of the Merger with the resulting change in fair value being recognized in the Company’s consolidated statements of operations and the Series D 2X liquidation preferences being reclassified to additional paid-in capital in the consolidated balance sheets.

Convertible Preferred Stock

Convertible Preferred Stock

The Company’s Series A, Series B, Series C-1, Series C convertible preferred stock and Series D redeemable convertible preferred stock are classified as temporary equity instead of stockholders’ deficit in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities, as the shares are conditionally redeemable at the holder’s option and upon certain change in control events that are outside the Company’s control, including liquidation, sale, or transfer of control of the Company. Upon such change in control events, holders of the Series A, Series B, Series C-1, Series C convertible preferred stock and Series D redeemable convertible preferred stock can cause its redemption.

Research and Development

Research and Development

Research and development (R&D) expenses include the costs associated with the Company’s R&D activities, including, but not limited to, payroll and personnel-related expenses, stock-based compensation expense, materials, laboratory supplies, clinical studies and outside services. R&D costs are expensed as incurred, except when accounting for nonrefundable advance payments for goods or services not yet received. These payments, if any, are capitalized at the time of payment and expensed as the related goods are delivered or the services are performed.

Abandoned Initial Public Offering Costs

Abandoned Initial Public Offering Costs

During 2015, the Company initiated an initial public offering of its common stock (IPO) on the alternative investment market of the London Stock Exchange and recorded deferred IPO offering costs of $3.4 million as of December 31, 2015. Prior to March 2016, the Company recorded an additional $1.3 million in deferred IPO offering costs. In March 2016, the Company abandoned its efforts to raise capital through an IPO on the alternative investment market and recognized expense of $4.7 million in aggregate IPO costs. These costs included direct costs related to the abandoned transaction and are separately disclosed in the consolidated statements of operations for the year ended December 31, 2016.

Patent Expenses

Patent Expenses

The Company expenses all costs incurred relating to patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) and such costs are included in general and administrative expenses in the consolidated statements of operations.

Stock-based Compensation

Stock-based Compensation

Stock-based compensation expense for equity instruments issued to employees and nonemployee members of the Company’s board of directors is measured based on estimating the fair value of each stock option on the date of grant using the Black-Scholes-Merton option-pricing model (the BSM). Equity instruments issued to nonemployees are valued using the BSM and are subject to revaluation as the underlying equity instruments vest.

Expensing

The following table summarizes the Company’s stock option expensing policies for employees and nonemployees:

	Employees	Nonemployee (Consultant)
Service only condition	Straight-line	Re-value through the performance commitment date

Performance criterion is probable of being met:

Service criterion is complete	Recognize the grant date fair value of the award(s) once the performance criterion is considered probable of occurrence	Re-value the award(s) once the performance criterion is considered probable of occurrence and recognize expense for the then fair value of the award(s)

Service criterion is not complete	Expense using an accelerated multiple-option approach (1) over the remaining requisite service period	Same as for employees, except the award will be marked-to-market through the performance commitment date.

Performance criterion is not probable of being met and:
Is not tied to the successful completion of an initial public offering of the Company’s common stock (IPO)	No expense recognition is required until the performance criterion is considered probable at which point expense is recognized using an accelerated multiple-option approach	Same as for employees, except the award will be marked-to-market through the performance commitment date

Is tied to the successful completion of an IPO by the Company	Upon closing of an IPO by the Company, recognize the grant date fair value of the award(s)	Same as for employees, except expense is recognized based upon the fair value of the Company’s common stock sold in the IPO

(1)	The accelerated multiple-option approach results in compensation expense being recognized for each separately vesting tranche of the award as though the award was in substance multiple awards and, therefore, results in accelerated expense recognition during the earlier vesting periods.

Determining Fair Value of Stock Options

The fair value of the shares of the Company’s common stock underlying its stock-based awards is estimated on each grant date by the Company’s board of directors. To determine the fair value of the common stock underlying option grants, the Company’s board of directors considers, among other things, valuations of the Company’s common stock prepared by an unrelated valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Given the absence of a public trading market for its common stock, the Company’s board of directors exercises reasonable judgment and considers a number of objective and subjective factors to determine the best estimate of the fair value of the Company’s common stock, including the Company’s stage of development; progress of the Company’s R&D efforts; the Company’s operating and financial performance, including levels of available capital resources; the rights, preferences and privileges of the Company’s convertible preferred stock relative to those of its common stock; sales of the Company’s convertible preferred stock; the valuation of publicly traded companies in its industry, equity market conditions affecting comparable public companies and the lack of marketability of the Company’s common stock. The Company obtains valuations on at least an annual basis or when it determines that significant value generating or diminishing internal and/or external events have occurred which would significantly increase or decrease the fair value of the common stock underlying its stock-based awards.

For purposes of re-measuring the Company’s consultant stock options, the Company had valuations performed as of each interim reporting period, which result in concluded fair values for the Company’s common stock underlying the stock options. The Company utilized these concluded fair values to recognize estimated consultant stock-based compensation expense using the BSM at each reporting date.

Performance-based Awards

In September and October 2016, the Company issued restricted stock awards (RSAs) to members of management and a restricted stock unit (RSU) to the chairman of the Company’s board of directors that are subject to both a time-based vesting restriction as well as a performance criterion (successful completion of an IPO by the Company). See Restricted Stock Awards discussion in Note 9 — Stockholders’ Deficit for terms of the RSAs. See the Consulting Agreements discussion in Note 7 — Related-party Transactions and the Restricted Stock Units discussion in Note 10 — Equity Incentive Plan for terms of the RSU. For these RSAs and the RSU, the Company determined the performance criterion (completion of an IPO by the Company) could be met after the requisite service period is completed. Effective January 1, 2016, the Company adopted ASU No. 2016-12 Compensation — Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (ASU No. 2016-12). The Company had no prior history of issuing stock options, RSAs or RSUs with both a time-based vesting restriction and a performance condition and, therefore, the adoption of ASU No. 2016-12 had no impact on the Company’s consolidated financial position or results of operations.

For performance-based RSAs (i) the fair value of the award is determined on the grant date, (ii) the Company assesses the probability of the individual milestone under the award being achieved and (iii) the fair value of the shares subject to the milestone is expensed over the implicit service period commencing once management believes the performance criteria is probable of being met, which for an IPO is the IPO effective date.

Forfeitures

Forfeitures

The Company early adopted ASU No. 2016-09 Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (ASU No. 2016-09). ASU No. 2016-09 simplified the accounting for employee share-based compensation including the accounting for (i) income taxes, (ii) forfeitures, and (iii) statutory tax withholding, as well as classification in the statement of cash flows. ASU No. 2016-09 allowed the Company to make a one-time policy election to record forfeitures when they occur. As the Company’s consolidated financial statements had not previously been made available for issuance, the Company retroactively adopted ASU No. 2016-09. The Company’s adoption of ASU No. 2016-09 had no impact on the Company’s financial position or results of operations. The Company has had no stock option exercises and, therefore, the simplification of statutory tax withholding requirements and the related changes in the statement of cash flows will be applied prospectively.

Income Taxes

Income Taxes

The accounting guidance for uncertainty in income taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities based on the technical merits of the position.

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made.

Net Loss Per Share

Net Loss Per Share

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury-stock and if-converted methods. For purposes of the diluted net loss per share calculation, potentially dilutive securities are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive and therefore, basic and diluted net loss per share were the same for all periods presented.

Potentially dilutive securities excluded from the calculation of diluted net loss per share are as follows:

	2017	2016
Convertible preferred stock	40,016,067	40,016,067
Series D redeemable convertible preferred stock	80	60
Unvested restricted common stock subject to repurchase	4,759,091	4,759,091
Unvested restricted stock units	100,000	100,000
Options to purchase common stock	6,244,095	6,341,939

Total	51,119,333	51,217,157

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes all changes in equity during a period from nonowner sources. For each of the years ended December 31, 2017 and 2016, comprehensive loss is composed of net loss, as the Company had no transactions from nonowner sources.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU No. 2017-01), to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. As permitted under ASU No. 2017-01, the Company early adopted ASU No 2017-01 effective January 1, 2017. The adoption of ASU No. 2017-01 did not have a material impact on the Company’s financial position or results of operations.

Recently Issued Accounting Pronouncements — Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU No. 2014-09), which amends the existing accounting standards for revenue recognition. ASU No. 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers. ASU No. 2014-09 will be effective for the Company beginning January 1, 2018. Although early adoption is permitted, the Company does not plan to early adopt ASU No. 2014-09. The Company plans to adopt ASU No. 2014-09 using the full retrospective approach, which will not have an impact on the Company’s financial position or results of operations as the Company is pre-revenue and does not anticipate generating revenue prior to the Company’s required adoption date.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (ASU No. 2016-02), which changes the presentation of assets and liabilities relating to leases. The core principle of ASU No. 2016-02 is that a lessee should recognize the assets and liabilities that arise from leases. All leases create an asset and a liability for the lessee in accordance with FASB Concepts Statement No. 6, Elements of Financial Statements, and, therefore, recognition of those lease assets and lease liabilities represents an improvement over previous GAAP, which did not require lease assets and lease liabilities to be recognized for most leases. ASU No. 2016-02 will be effective for the Company beginning January 1, 2019. The Company’s 2015 Lease (See Note 6 — Commitments and Contingencies for details of the 2015 Lease) is due to expire in 2020 and will be subject to the provisions of ASU No. 2016-02, however, the Company has not yet assessed the impact of this new standard on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (ASU No. 2017-09), which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. ASU No. 2017-09 is effective for us beginning January 1, 2018. The Company does not expect the adoption of ASU No. 2017-09 to have a material impact on the Company’s financial position or results of operations.